Short-term investments and Cash and Cash equivalents - Summary of Short Term Investments and Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands		Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Short term investments1 [abstract]
Short-term investments		€ 0	€ 9,197
Cash and cash equivalents	[1]	33,668	40,542	€ 62,385	€ 23,253
Total		€ 33,668	€ 49,739

[1]	The interim condensed financial statements are unaudited financial statements